Taxes on Income (Sechedule of Reconciliation Between Theoretical Tax on Pre-Tax Profit and Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of taxes on income [Abstract]
Loss before taxes on income	$ (12,575)	$ (18,624)	$ (15,172)
Primary tax rate of the Company	24.00%	25.00%	26.50%
Tax calculated according to the Company's primary tax rate	$ (3,018)	$ (4,656)	$ (4,021)
Changes to tax in respect of:
Different tax rate of foreign subsidiaries	122	94	54
Non-deductible expenses	1,658	1,179	875
Tax losses and benefits for which deferred tax assets were not created	$ 1,077	$ 3,583	$ 3,290
Tax losses and benefits for which deferred prior years taxes	(5000.00%)
Other differences	$ 55	$ (156)	$ 15
Income tax expense (benefit)	$ (156)	$ 44	$ 213